Loan impairment provisions	12 Months Ended
Dec. 31, 2023
Loan impairment provisions
Loan impairment provisions

15 Loan impairment provisions

There is a risk that customers and counterparties fail to meet their contractual obligation to settle outstanding amounts, known as expected credit losses (ECL). The calculation of ECL considers historic, current and forward-looking information to determine the amount we do not expect to recover. ECL is recognised on current and potential exposures, and contingent liabilities.

For accounting policy information refer to Accounting policy 2.3. Further disclosures on credit risk and information on ECL methodology are shown from page 171 (exhibit 15.2).

Loan exposure and impairment metrics

The table below summarises loans and credit impairment measures within the scope of IFRS 9 Expected credit losses framework.

	2023	2022
	£m	£m
Loans - amortised cost and FVOCI
Stage 1	348,586	325,224
Stage 2	37,891	46,833
Stage 3	5,563	5,096
Of which: individual	1,031	1,121
Of which: collective	4,532	3,975
	392,040	377,153
ECL provisions (1)
- Stage 1	709	632
- Stage 2	976	1,043
- Stage 3	1,960	1,759
Of which: individual	332	287
Of which: collective	1,628	1,472
	3,645	3,434
ECL provision coverage (2)
- Stage 1 (%)	0.20	0.19
- Stage 2 (%)	2.58	2.23
- Stage 3 (%)	35.23	34.52
	0.93	0.91
Continuing operations
Impairment (releases)/losses
ECL (release)/charge (3,4)	578	337
Stage 1	(397)	(290)
Stage 2	645	393
Stage 3	330	234
Of which: individual	89	54
Of which: collective	241	180
Amounts written off	319	482
Of which: individual	42	168
Of which: collective	277	314

(1)	Includes loans to customers and banks.
(2)	Includes £9 million (2022 - £3 million) related to assets classified as FVOCI and £0.1 billion (2022 - £0.1 billion) related to off-balance sheet exposures.
(3)

ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful coverage ratio.

(4)

Includes a £16 million release (2022 - £3 million charge) related to other financial assets, of which £6 million charge (2022 - nil) related to assets classified as FVOCI; and £9 million release (2022 - £5 million release) related to contingent liabilities.

(5)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £103.1 billion (2022 – £143.3 billion) and debt securities of £50.1 billion (2022 – £29.9 billion).

15 Loan impairment provisions continued

Credit risk enhancement and mitigation

For information on Credit risk enhancement and mitigation held as security, refer to Risk and capital management – Credit risk enhancement and mitigation section.

Critical accounting policy: Loan impairment provisions

Accounting policy 2.3 sets out how the expected loss approach is applied. At 31 December 2023, customer loan impairment provisions amounted to £3,645 million (2022 - £3,434 million). A loan is impaired when there is objective evidence that the cash flows will not occur in the manner expected when the loan was advanced. Such evidence includes, changes in the credit rating of a borrower, the failure to make payments in accordance with the loan agreement, significant reduction in the value of any security, breach of limits or covenants, and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan's original effective interest rate.

The measurement of credit impairment under the IFRS expected loss model depends on management's assessment of any potential deterioration in the creditworthiness of the borrower, its modelling of expected performance and the application of economic forecasts. All three elements require judgements that are potentially significant to the estimate of impairment losses. For further information and sensitivity analysis, refer to Risk and capital management - Measurement uncertainty and ECL sensitivity analysis section.

IFRS 9 ECL model design principles

Refer to Credit risk – IFRS 9 ECL model design principles section for further details.

Approach for multiple economic scenarios (MES)

The base scenario plays a greater part in the calculation of ECL than the approach to MES. Refer to Credit risk - Economic loss drivers - Probability weightings of scenarios section for further details.